TAXATION (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Holiday [Line Items]
The aggregate amount	$ (54,757)	$ (45,902)	$ (33,077)
Earnings Per Share, Basic [Member]
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.67	$ 0.59	$ 0.43
Earnings Per Share, Diluted [Member]
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.59	$ 0.54	$ 0.40